Derivative financial and operating assets and liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on hedges of net investments in foreign operations, net of tax	€ 1	€ (33)	€ 12
Derivatives assets for trading	198	261
Archer Aviation Inc
Disclosure of detailed information about hedging instruments [line items]
Derivatives assets for trading	114	168
Fair value hedges: | Interest rate risk management
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	8,500
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	49
Cash flow hedges:
Disclosure of detailed information about hedging instruments [line items]
Ineffectiveness and discontinued hedges	€ (142)	€ (48)	€ 4
Cash flow hedges: | Currency risk management
Disclosure of detailed information about hedging instruments [line items]
Projected future cash flows from trading activities, hedging period to manage risk	2 years
Cash flow hedges: | Commodity price risk management
Disclosure of detailed information about hedging instruments [line items]
Projected future cash flows from trading activities, hedging period to manage risk	3 years